Consolidated Statements of Changes in Equity € in Thousands, $ in Thousands	Share capital EUR (€)	Share capital USD ($)	Share premium EUR (€)	Share premium USD ($)	Accumulated deficit EUR (€)	Accumulated deficit USD ($)	Treasury shares EUR (€)	Treasury shares USD ($)	Translation reserve from foreign operations EUR (€)	Translation reserve from foreign operations USD ($)	Hedging Reserve EUR (€)	Hedging Reserve USD ($)	Transaction reserve with non-controlling Interests EUR (€)	Transaction reserve with non-controlling Interests USD ($)	Total EUR (€)	Total USD ($)	Non- controlling Interests EUR (€)	Non- controlling Interests USD ($)	EUR (€)	USD ($)
Balance at Dec. 31, 2022	€ 25,613		€ 86,038		€ (7,256)		€ (1,736)		€ 7,970		€ (20,602)		€ 5,697		€ 95,724		€ (12,647)		€ 83,077
Loss for the year					2,219										2,219		(1,594)		625
Other comprehensive income (loss) for the year									(7,585)		24,516				16,931		24,345		41,276
Total comprehensive income (loss) for the year					2,219				(7,585)		24,516				19,150		22,751		41,901
Share-based payments			121												121				121
Balance at Dec. 31, 2023	25,613		86,159		(5,037)		(1,736)		385		3,914		5,697		114,995		10,104		125,099
Loss for the year					(6,524)										(6,524)		(2,482)		(9,006)
Other comprehensive income (loss) for the year									8,061		1,978				10,039		3,041		13,080
Total comprehensive income (loss) for the year					(6,524)				8,061		1,978				3,515		559		4,074
Share-based payments			112												112				112
Balance at Dec. 31, 2024	25,613	$ 30,073	86,271	$ 101,294	(11,561)	$ (13,575)	(1,736)	$ (2,038)	8,446	$ 9,918	5,892	$ 6,919	5,697	$ 6,689	118,622	$ 139,280	10,663	$ 12,518	129,285	$ 151,798
Loss for the year					(2,133)	(2,504)									(2,133)	(2,504)	(4,248)	(4,987)	(6,381)	(7,491)
Other comprehensive income (loss) for the year									2,489	2,922	(153)	(180)			2,336	2,742	(7)	(9)	2,329	2,733
Total comprehensive income (loss) for the year					(2,133)	(2,504)			2,489	2,922	(153)	(180)			203	238	(4,255)	(4,996)	(4,052)	(4,758)
Sale of shares in subsidiaries from non-controlling interests													9,060	10,638	9,060	10,638	16,997	19,957	26,057	30,595
Options exercise	7	8	17	20											24	28			24	28
Issuance of ordinary shares	2,382	2,797	10,281	12,071											12,663	14,868			12,663	14,868
Issuance of capital note to non-controlling interests																	1,147	1,348	1,147	1,348
Share-based payments			16	19											16	19			16	19
Balance at Dec. 31, 2025	€ 28,002	$ 32,878	€ 96,585	$ 113,404	€ (13,694)	$ (16,079)	€ (1,736)	$ (2,038)	€ 10,935	$ 12,840	€ 5,739	$ 6,739	€ 14,757	$ 17,327	€ 140,588	$ 165,071	€ 24,552	$ 28,827	€ 165,140	$ 193,898